UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC.,

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  06/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)

Shares	Value
COMMODITY TRADING ADVISORS #- 18.8%
13,871,027	Banyan Capital Fund LP * ++	12,278,206
28,461,180	Crabel Multi-Product Class A *	29,734,123
13,559,778	Paskewitz Contrarian Stock Index *	13,047,100
10,921,886	Quantitative Global 3x Fund, Ltd. * + ++	14,306,792
11,872,166	The Tap Fund, Ltd. * + ++	10,409,221
TOTAL COMMODITY TRADING ADVISORS (Cost $76,989,772)	79,775,442

EXCHANGE TRADED FUNDS ^ - 0.2%
COMMODITY FUND - 0.0%
5,235	PowerShares DB Commodity Index Tracking Fund *	134,801

DEBT FUND - 0.1%
2,256	iShares Barclays TIPS Bond Fund	270,043

EQUITY FUNDS 0.1%
2,095	iShares MSCI Emerging Markets Index Fund	81,988
1,629	iShares MSCI EAFE Index Fund	81,385
5,222	iShares MSCI Hong Kong Index Fund	85,641
5,137	iShares MSCI Malaysia Index Fund	73,305
7,137	iShares MSCI Singapore Index Fund	87,928
1,585	iShares MSCI Brazil Index Fund	81,937
32	Market Vectors Russia ETF	837
493,021

TOTAL EXCHANGE TRADED FUNDS (Cost $886,517)	897,865

Principal ($)	Coupon (%)	Maturity	Value
CORPORATE BONDS & NOTES - 33.9%
AREOSPACE/DEFENSE - 0.7%
$ 2,725,000	Raytheon Co.	1.6250	10/15/2015	2,773,314

AUTO MANUFACTURERS - 1.6%
1,860,000	Daimler Finance North America LLC - 144A **	1.7992	7/11/2013	1,872,853
5,000,000	Toyota Motor Credit Corp. **	0.8662	1/17/2014	5,014,600
6,887,453
AUTO PARTS & EQUIPMENT - 0.5%
2,000,000	Johnson Controls, Inc.	2.6000	12/1/2016	2,066,960

AUTOMOBILE ABS - 2.1%
4,825,000	AmeriCredit Automobile Receivables Trust	0.9100	10/8/2015	4,834,047
975,608	BMW Vehicle Lease Trust Class A2	0.6400	4/22/2013	975,608
581,549	Volkswagen Auto Lease Trust	1.0000	2/20/2014	582,821
1,404,232	Volkswagen Auto Loan Enhanced Trust	0.4388	1/22/2013	1,404,672
1,157,360	Volkswagen Auto Loan Enhanced Trust Class A2	0.6700	12/20/2013	1,157,722
8,954,870
BANKS - 1.2%
5,000,000	The Toronto-Dominion Bank **	0.6459	7/26/2013	5,009,550

BEVERAGES - 4.4%
7,250,000	Anheuser-Bush InBev Worldwide, Inc. **	1.1066	1/27/2014	7,289,223
5,000,000	Diageo Capital PLC	5.5000	9/30/2016	5,840,700
2,350,000	PepsiCo, Inc.	2.5000	5/10/2016	2,354,066
3,000,000	PepsiCo, Inc. **	0.5217	5/10/2013	3,146,910
18,630,899
COMMERCIAL MBS - 0.2%
117,338	Credit Suisse First Boston Mortgage Securities
Corp. Class A4	4.2830	10/15/2039	117,338
792,749	LB-UBS Commercial Mortgage Trust
Class A5	4.8530	9/15/2031	793,795
911,133
COMPUTERS - 0.5%
1,600,000	Hewlett-Packard Co.	2.3500	3/15/2015	1,621,712

CREDIT CARD - 1.2%
5,000,000	GE Capital Credit Card Master Note Trust **	0.4718	9/15/2016	5,001,565

DIVERSIFIED FINANCIAL SERVICES - 4.8%
1,933,000	American Express Co.	4.8750	7/15/2013	2,008,213
8,000,000	General Electric Capital Corp. **	1.1659	4/24/2014	7,995,600
5,000,000	General Electric Capital Corp. **	1.3192	1/7/2014	5,020,860
2,000,000	General Electric Capital Corp.	4.8750	3/4/2015	2,167,320
2,000,000	HSBC Finance Corp.	6.3750	11/27/2012	2,042,820
1,000,000	National Rural Utilities Cooperative Finance Corp.	1.0000	2/2/2015	1,004,984
20,239,797
GAS - 1.1%
4,000,000	National Grid PLC	6.3000	8/1/2016	4,611,760

MEDIA - 1.4%
5,000,000	TCI Communications, Inc.	8.7500	8/1/2015	6,117,950
MINING - 2.6%
5,000,000	Barrick Gold Corp.	1.7500	5/30/2014	5,061,900
2,750,000	BHP Billiton Finance USA Ltd.	5.5000	4/1/2014	2,977,095
3,000,000	Rio Tinto Finance USA Ltd.	5.8750	7/15/2013	3,145,590
11,184,585
OIL & GAS - 4.1%
5,000,000	BP Capital Markets PLC **	0.9169	6/6/2013	5,012,350
1,750,000	ConocoPhillips	4.7500	10/15/2012	1,770,790
3,250,000	ConocoPhillips	4.7500	2/1/2014	3,454,815
2,000,000	Shell International Finance BV	3.1000	6/28/2015	2,128,960
5,000,000	Total Capital Canada Ltd. **	0.5569	5/13/2013	4,998,450
17,365,365
PHARMACEUTICALS - 1.0%
4,065,000	Wyeth	5.5000	2/1/2014	4,375,850
RETAIL - 1.1%
2,000,000	Home Depot, Inc.	5.4000	3/1/2016	2,302,420
2,437,000	Wal-mart Stores, Inc.	3.2000	5/15/2014	2,559,264
4,861,684
TELECOMMUNICATIONS - 5.4%
5,000,000	AT&T, Inc.	2.9500	5/15/2016	5,294,200
5,000,000	Cisco Systems, Inc. **	0.7179	3/14/2014	5,022,050
10,000,000	Verizon Communications, Inc. Series A **	1.0706	3/28/2014	10,087,860
2,613,000	Verizon Virginia, Inc. Series A	4.6250	3/15/2013	2,684,805
23,088,915

TOTAL CORPORATE BONDS & NOTES (Cost $142,606,655)	143,703,362

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.6%
5,000,000	U.S. Federal Home Loan Banks **	0.3779	12/20/2012	5,005,150
5,000,000	U.S. Federal Home Loan Banks **	0.1950	11/26/2012	5,001,950
5,000,000	Federal Home Loan Mortgage Corp. **	0.2088	11/4/2013	5,000,750
5,000,000	Federal National Mortgage Association	0.4500	9/6/2013	5,001,550
35,000,000	United States Treasury Note/Bond	1.0000	10/31/2016	35,544,141
5,000,000	United States Treasury Note/Bond	1.3750	1/15/2013	5,031,836
13,000,000	United States Treasury Note/Bond	1.7500	5/31/2016	13,597,188
4,000,000	United States Treasury Note/Bond	2.0000	1/31/2016	4,209,687
10,000,000	United States Treasury Note/Bond	2.3750	3/31/2016	10,679,297
7,500,000	United States Treasury Note/Bond	2.5000	4/30/2015	7,940,039
7,000,000	United States Treasury Note/Bond	2.7500	10/31/2013	7,227,773
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS (Cost $103,802,121)	104,239,361
Contracts	PURCHASED PUT OPTIONS - 0.0%
59	CBOE VIX INDEX	1,622
Expiration July 18,2012, Exercise Price $30.00
8	CBOE VIX INDEX	140
Expiration July 18,2012, Exercise Price $35.00
TOTAL PURCHASED OPTIONS (Cost $13,498)	1,762
Shares
MONEY MARKET FUND - 5.9%
25,077,158	BlackRock Liquidity Funds T-Fund Portfolio, 0.02% + ^^ (Cost $25,077,158)	25,077,158

TOTAL INVESTMENTS - 83.4% (Cost $349,375,721) (a)	353,694,950
OTHER ASSETS LESS LIABILITIES - 16.6%	70,735,185
NET ASSETS - 100.0%	424,430,135

* Non-Income producing investment.
** Floating rate security - interest rate subject to periodic change.
+ All or a portion of this investment is a holding of PFS Fund Limited.
++ Restricted securities. The aggregate value of such securities is 8.7% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
^ All or a portion of this investment is a holding of AlphaMetrix Stratetgies Offshore Fund Ltd, a commodity trading advisor.
^^ Money Market Fund; interest rate reflects seven-day effective yield on June 30,2012.

# The number of shares presented for commodity trading advisor positions represent share values assigned by the Fund, as the underlying funds do not issue shares.  Those hypothetical shares are assigned a value of $1 per share upon initial investment. Each transaction thereafter is made at the adjusted share price reflective of the change in net asset value of the underlying fund.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	7,301,143
Unrealized depreciation:	(2,981,914)
Net unrealized appreciation:	4,319,229

Options Written
June 30, 2012

Security**	Expiration Date	Exercise Price	Contracts	Value
CBOE VIX INDEX	7/18/2012	28	51	(1,913)
CBOE VIX INDEX	9/19/2012	28	8	(1,820)
(3,733)

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS ^
June 30, 2012 (Unaudited)

Open Long Future Contracts +	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
507	3Mo Euro Euribor	Dec-12	$ 159,190,673	$ 153,403
51	3Mo Euro Euribor	Dec-13	16,380,803	43,732
157	3Mo Euro Euribor	Jun-13	49,793,318	70,921
49	3Mo Euro Euribor	Jun-14	15,296,518	(1,170)
353	3Mo Euro Euribor	Mar-13	111,149,890	113,324
52	3Mo Euro Euribor	Mar-14	16,800,454	53,823
181	3Mo Euro Euribor	Sep-12	58,841,154	85,883
54	3Mo Euro Euribor	Sep-13	17,321,436	37,627
29	3Mo Euroyen	Jun-13	9,117,113	(94)
46	3Mo Euroyen	Mar-13	14,494,660	(31)
249	90 Day Bank Bill	Dec-12	245,667,799	(69,513)
57	90 Day Bank Bill	Jun-13	56,056,789	(7,433)
55	90 Day Bank Bill	Mar-13	54,868,510	19,415
528	90Day Euro$	Dec-12	131,333,400	75,350
361	90Day Euro$	Mar-13	89,776,188	(4,463)
460	90Day Sterling	Dec-12	88,133,942	82,914
63	90Day Sterling	Dec-13	12,233,123	12,136
80	90Day Sterling	Jun-13	15,510,505	18,164
72	90Day Sterling	Jun-14	14,002,815	(5,304)
121	90Day Sterling	Mar-13	23,386,656	36,544
50	90Day Sterling	Mar-14	9,697,299	9,298
48	90Day Sterling	Sep-13	9,286,517	3,934
87	A$ Currency	Sep-12	8,847,030	149,540
1	Amsterdam Index	Jul-12	77,753	342
110	Aust 10Yr Bond	Sep-12	13,744,463	(24,856)
236	Aust 3Yr Bond	Sep-12	26,148,261	(34,617)
49	BP Currency	Sep-12	4,801,081	29,231
243	Brent Crude	Aug-12	23,765,400	1,281,070
83	Brent Crude	Dec-14	7,868,400	(658,930)
12	Brent Crude	Jun-13	1,172,520	(157,140)
18	Brent Crude	Oct-12	1,759,500	(149,400)
1	British GBP/Japan Yen	Sep-12	195,593	485
24	C$ Currency	Sep-12	2,355,840	25,110
4	Cac40 10 Euro	Jul-12	161,555	1,063
84	CAD Bank Accept	Dec-12	20,419,742	14,028
24	CAD Bank Accept	Jun-13	5,798,223	(1,597)
80	CAD Bank Accept	Mar-13	19,288,663	(19,532)
25	CAN 10Yr Bond	Sep-12	3,381,336	36,606
38	CHF Currency	Sep-12	5,016,475	20,563
28	Cocoa	Sep-12	641,480	23,114
10	Coffee 'C'	Sep-12	640,125	71,438
60	Copper	Sep-12	5,244,750	65,200
141	Corn Future Cbot	Dec-12	4,474,988	393,725
19	Corn Future Cbot	Dec-13	542,688	(1,286)
147	Corn Future Cbot	Sep-12	4,619,475	(16,775)
37	Crude Oil	Aug-12	3,143,520	102,383
78	Crude Oil	Jan-14	6,888,180	(1,123,860)
2	Crude Oil	13-Jun	177,260	(7,240)
55	Crude Oil	14-Jun	4,831,200	(653,400)
78	Crude Oil	13-Nov	6,903,000	(1,177,830)
58	Crude Oil	14-Sep	5,079,060	(760,380)
1	Dax Index	12-Sep	202,813	538
3	Dj Euro Stoxx 50	12-Sep	85,598	481
189	Djia Mini E-Cbot	12-Sep	12,103,560	210,376
482	Dollar Index	12-Sep	39,404,946	(572,731)
8	Euro Fx Currency	12-Sep	1,266,800	(1,725)
252	Euro-Bobl	12-Sep	39,778,741	(390,905)
20	Euro-Btp Future	12-Sep	2,511,246	13,665
88	Euro-Bund	12-Sep	15,514,394	(416,945)
184	Eurodollar	13-Dec	45,724,000	4,605
61	Eurodollar	16-Dec	14,970,163	102,869
71	Eurodollar	13-Jun	17,652,375	(3,963)
36	Eurodollar	14-Jun	8,939,250	(1,613)
14	Eurodollar	14-Mar	3,477,950	(288)
366	Euro-Schatz	12-Sep	50,876,591	(82,909)
2	Euroswiss	12-Dec	521,884	(817)
62	Euroswiss	13-Jun	16,260,301	(18,048)
67	Euroswiss	13-Mar	17,674,439	(15,914)
44	Ftse 100 Index	12-Sep	3,805,027	20,952
2	Gas Oil (Ice)	12-Aug	168,650	250
5	Gasoline Rbob	12-Aug	552,678	10,286
189	Gasoline Rbob	12-Dec	18,687,640	(2,836,883)
5	Gasoline Rbob	13-Jan	494,970	(82,635)
11	Gasoline Rbob	13-Mar	1,103,810	6,560
9	Gasoline Rbob	13-Nov	893,857	(52,393)
89	Gasoline Rbob	12-Oct	8,947,651	(940,175)
54	Gold 100 Oz	12-Aug	8,662,680	16,620
6	Hang Seng Index	12-Jul	752,114	2,810
27	Heating Oil	13-Apr	3,072,573	(196,749)
20	Heating Oil	12-Aug	2,276,316	59,165
62	Heating Oil	12-Dec	7,099,025	(632,759)
14	Heating Oil	12-Oct	1,596,832	(201,127)
64	Heating Oil	12-Sep	7,288,781	(638,712)
1	Ibex 35 Index	12-Jul	88,393	49
1	JAP Govt Bnd-Smx-New	12-Sep	180,800	88
71	JPN 10Y Bond	12-Sep	128,845,092	320,781
208	JPN Yen	12-Sep	32,591,000	(165,425)
5	Lean Hogs	12-Aug	189,550	4,150
23	Lean Hogs	13-Feb	760,840	28,478
22	Lean Hogs	12-Jul	850,300	24,790
14	Live Cattle	12-Aug	674,520	16,037
17	Live Cattle	12-Oct	845,920	17,766
25	LME Copper	12-Jul	4,810,313	(261,675)
7	LME Copper	12-Sep	1,345,663	9,547
1	LME London Aluminum	12-Aug	47,375	(3,344)
2	LME London Aluminum	12-Jul	94,138	(8,738)
7	LME London Aluminum	12-Sep	334,163	(44)
1	LME London Copper	12-Jul	192,358	(11,130)
3	LME London Copper	12-Jul	577,100	(28,086)
6	LME London Lead	12-Aug	278,250	(39,250)
2	LME London Lead	12-Sep	92,975	(3,888)
1	LME London Nickel	12-Aug	100,272	(2,616)
3	LME London Nickel	12-Sep	301,122	(18)
1	LME London Tin	12-Aug	93,945	(10,355)
3	LME London Zinc	12-Aug	141,150	(7,800)
6	LME London Zinc	12-Jul	282,066	(19,209)
44	LME London Zinc	12-Sep	2,067,450	(21,063)
178	London Gilt	12-Sep	33,234,518	142,356
2	Lumber	12-Jul	60,148	(1,584)
122	Lumber	12-Sep	3,644,872	(120,684)
30	Mexican Peso	12-Sep	1,115,625	52,963
27	Milk	13-Jan	921,240	22,942
2	Milk	12-Jul	67,480	(1,080)
394	Mill Wheat Euro	12-Nov	5,847,968	662,722
67	Mini Msci Emg Mkt	12-Sep	3,164,745	94,707
5	Msci Taiwan Index	12-Jul	126,700	3,430
79	Nasdaq 100 E-Mini	12-Sep	4,123,405	92,321
97	Natural Gas	12-Aug	2,739,280	52,870
1	Natural Gas	12-Sep	28,330	(4,300)
17	New Zealand $	12-Sep	1,356,600	31,150
491	New Zealand 3 Mo Bill	12-Dec	387,384,043	(237,331)
1	Nikkei 225	12-Sep	56,143	-
9	Omxs30 Index	12-Jul	133,029	3,745
10	Palladium	12-Sep	584,550	(36,130)
7	Platinum	12-Oct	508,340	3,255
1	Red Wheat	12-Sep	42,225	813
27	Robusta Coffee (10Tn)	12-Sep	576,180	14,630
40	Rough Rice (Cbot)	12-Sep	1,159,200	(19,802)
45	Russell 2000 Mini	12-Sep	3,579,300	108,010
27	S&P 500 Future	12-Sep	9,155,700	187,150
36	S&P Mid 400 Emini	12-Sep	3,382,200	40,919
1	S&P/TSX 60 IX	12-Sep	128,628	2,987
103	S&P500 Emini Fut	12-Sep	6,985,460	87,885
4	Sa Rand Currency	12-Sep	242,300	1,300
13	Silver	12-Sep	1,794,780	17,890
33	Soybean Cbt	12-Aug	2,444,888	13,400
15	Soybean Cbt	12-Jul	1,011,375	14,592
415	Soybean Cbt	13-Mar	28,785,438	682,871
73	Soybean Cbt	13-May	4,944,838	104,295
458	Soybean Cbt	12-Nov	32,695,475	1,491,788
19	Soybean Meal Cbt	12-Aug	816,050	2,890
538	Soybean Meal Cbt	12-Dec	22,224,780	1,480,770
367	Soybean Oil Cbot	12-Dec	11,688,216	359,682
1	Swiss Fed Bond	12-Sep	158,968	(1,201)
344	US 10Yr Note	12-Sep	45,881,000	121,266
93	US 2Yr Not (Cbt)	12-Sep	20,477,438	(27,609)
381	US 5Yr Note (Cbt)	12-Sep	47,232,094	42,758
324	US Long Bond (Cbt)	12-Sep	47,941,875	201,375
4	Wheat Future Kansas	12-Sep	151,200	2,400
175	Wheat Future(Cbt)	12-Dec	6,796,563	341,138
10	Wheat Future(Cbt)	12-Sep	378,625	7,886

	Net Unrealized Depreciation from Open Long Futures Contracts			$ (2,602,119)

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS ^
June 30, 2012 (Unaudited)
Open Short Future Contracts +	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
20	3Mo Euroyen	12-Dec	$ (6,273,239)	$ (94)
21	3Mo Euroyen	13-Jun	(6,621,366)	(156)
23	3Mo Euroyen	13-Mar	(7,194,035)	(438)
9	3Mo Euroyen	13-Sep	(2,835,613)	(141)
44	90Day Sterling	12-Dec	(8,547,633)	2,486
32	90Day Sterling	13-Mar	(6,234,358)	646
131	BP Currency	12-Sep	(12,835,544)	(101,313)
9	Brent Crude	13-Apr	(879,660)	109,830
21	Brent Crude	12-Aug	(2,053,800)	(13,490)
23	Brent Crude	12-Dec	(2,249,170)	218,270
65	Brent Crude	13-Dec	(6,301,100)	(188,110)
11	Brent Crude	13-Mar	(1,075,140)	(11,440)
3	Brent Crude	13-May	(293,190)	45,660
2	Brent Crude	12-Nov	(195,580)	(12,840)
6	Brent Crude	12-Oct	(586,500)	(38,520)
259	Brent Crude	12-Sep	(25,350,920)	(1,220,360)
307	C$ Currency	12-Sep	(30,135,120)	(318,895)
6	Cac40 10 Euro	12-Jul	(242,332)	(2,936)
77	Cattle Feeder	12-Aug	(5,830,825)	(84,994)
247	CHF Currency	12-Sep	(32,607,088)	(341,950)
24	Cocoa	12-Dec	(552,960)	(34,560)
37	Cocoa	12-Sep	(847,670)	(47,999)
32	Coffee 'C'	12-Sep	(2,048,400)	(168,000)
82	Copper Future	12-Dec	(7,188,325)	(302,225)
33	Copper Future	12-Sep	(2,884,613)	(126,725)
17	Corn Future Cbot	12-Dec	(539,538)	(68,402)
26	Corn Future Cbot	12-Sep	(817,050)	(74,050)
19	Corn Future Cbot	13-Sep	(567,388)	8,297
224	Cotton No.2	12-Dec	(7,988,960)	(255,107)
10	Crude Oil	12-Dec	(866,700)	198,741
27	Crude Oil	12-Aug	(2,293,920)	(18,250)
226	Crude Oil	13-Dec	(19,989,700)	2,857,636
35	Crude Oil	14-Dec	(3,061,800)	(126,936)
27	Crude Oil	12-Sep	(2,304,990)	(44,060)
202	Dj Euro Stoxx 50	12-Sep	(5,713,078)	(231,096)
3	EUR/GBP Future	12-Sep	(470,073)	(3,259)
335	Euro Fx Currency	12-Sep	(53,047,250)	(367,794)
16	Euro/NOK Futures Ice	17-Sep	(2,530,861)	(2,374)
45	Euro/Japanese Yen	12-Sep	(7,161,279)	(125,438)
40	Euro-Bobl	12-Sep	(6,292,897)	44,438
27	Eurodollar	13-Dec	(6,709,500)	(88)
43	Eurodollar	17-Dec	(10,500,600)	(79,383)
10	Eurodollar	18-Dec	(2,433,500)	(9,104)
45	Eurodollar	13-Jun	(11,188,125)	1,125
8	Eurodollar	17-Mar	(1,960,800)	(15,436)
21	Eurodollar	13-Sep	(5,220,075)	450
408	Euro-Schatz	12-Sep	(56,301,178)	37,858
1	Euroswiss	12-Dec	(264,159)	132
94	Fooj-A Future	12-Sep	(1,716,675)	(91,307)
33	Gas Oil (Ice)	12-Aug	(2,782,725)	(36,225)
16	Gas Oil (Ice)	12-Jul	(1,357,600)	19,600
8	Gas Oil (Ice)	12-Sep	(671,800)	58,600
86	Gasoline Tcom	13-Jan	(2,955,867)	(11,260)
188	Gasoline Rbob	12-Aug	(20,780,693)	444,298
1	Gasoline Rbob	13-Jun	(105,748)	8,868
49	Gasoline Rbob	12-Sep	(5,263,335)	(202,338)
44	Gold 100 Oz	12-Aug	(7,058,480)	(71,080)
29	Hang Seng Idx	12-Jul	(3,634,345)	(105,421)
136	Heating Oil	12-Aug	(15,478,949)	(268,572)
27	Heating Oil	13-May	(3,114,531)	185,409
2	Heating Oil	12-Nov	(228,564)	42,487
133	Japan Govt Bond-SMX	12-Sep	(24,271,853)	(37,220)
46	JPN Yen Currency	12-Sep	(7,207,625)	(24,113)
81	Kerosene (Tcom)	13-Jan	(2,950,680)	1,914
362	Lean Hogs	12-Aug	(13,723,420)	(504,447)
20	Lean Hogs	12-Dec	(642,400)	(7,066)
31	Live Cattle	12-Dec	(1,579,760)	(21,687)
2	Live Cattle	13-Feb	(103,560)	936
1	Live Cattle	12-Oct	(49,760)	190
25	LME Copper	12-Jul	(4,810,313)	130,575
6	LME Copper	12-Sep	(1,153,425)	(43,338)
29	LME London Aluminum	12-Aug	(1,373,875)	84,944
105	LME London Aluminum	12-Jul	(4,942,219)	438,482
101	LME London Aluminum	12-Sep	(4,821,488)	273,300
28	LME London Copper	12-Aug	(5,386,500)	(15,449)
1	LME London Copper	12-Jul	(192,358)	6,756
3	LME London Copper	12-Jul	(577,100)	20,222
44	LME London Lead	12-Aug	(2,040,500)	131,647
15	LME London Lead	12-Sep	(697,313)	8,810
39	LME London Nickel	12-Aug	(3,910,608)	(111,274)
24	LME London Nickel	12-Sep	(2,408,976)	48,228
1	LME London Tin	12-Aug	(93,945)	6,330
21	LME London Tin	12-Sep	(1,972,005)	(29,450)
3	LME London Zinc	12-Aug	(141,150)	6,875
6	LME London Zinc	12-Jul	(282,066)	16,070
77	LME London Zinc	12-Sep	(3,618,038)	21,425
215	Mexican Peso	12-Sep	(7,995,313)	(365,500)
251	Msci Taiwan Index	12-Jul	(6,360,340)	(177,700)
17	Natural Gas	12-Aug	(480,080)	(18,480)
24	Natural Gas	13-Oct	(868,560)	(43,960)
7	Nikkei 225 (Ose)	12-Sep	(795,246)	(31,903)
4	Platinum Tcom	13-Jun	(90,704)	-
9	Platinum	12-Oct	(653,580)	(19,215)
61	Rough Rice (Cbot)	12-Sep	(1,767,780)	(27,505)
236	Rubber Fut Tcom	12-Dec	(3,558,604)	(62,092)
62	S&P/Tsx 60 Ix Fut	12-Sep	(7,990,595)	(145,687)
121	Sa Rand Curr (Cme)	12-Sep	(7,329,575)	(257,850)
2	Silver Future	12-Sep	(276,120)	-
142	Soybean Future Cbt	13-Jan	(10,128,150)	(498,754)
169	Soybean Future Cbt	12-Nov	(12,064,488)	(790,238)
133	Soybean Oil Futr Cbot	12-Dec	(4,235,784)	(203,430)
2	Spi 200 Futures	12-Sep	(203,349)	2,558
117	Sugar#11 (World)	12-Oct	(2,753,150)	(85,232)
38	Topix Indx Futr	12-Sep	(3,666,036)	(70,687)
10	Us 10Yr Note Future	12-Sep	(1,333,750)	(3,406)
81	Us 2Yr Not (Cbt)	12-Sep	(17,835,188)	13,656
33	Wheat Future (Cbt)	12-Sep	(1,249,463)	(125,536)
113	White Sugar No.5 (Lif)	12-Aug	(3,453,845)	(306,460)

	Net Unrealized Depreciation from Open Short Futures Contracts			$ (3,752,096)

	Net Unrealized Depreciation from Open Futures Contracts			$ (6,354,215)

* Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

	Long Exposure Notional** Amounts	Long Exposure No. of Contracts	Short Exposure Notional** Amounts	Short Exposure No. of Contracts
Futures	2,680,251,340	13,522	629,277,545	7,103

** Notional values as set forth in the Statement of Financial Futures does not purport to represent economic value at risk by The Fund.  The Fund is fully at risk for approximately its $100,948,733 investment in PFS Fund Limited of which $76,192,479 is related to the investment in Alphametrics Stratetgies Offshore Fund Ltd., represented by the derivatives shown above.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$ -	$ 79,775,442	$ -	$ 79,775,442
Exchange Traded Funds	897,865	-	-	$ 897,865
Corporate Bonds & Notes	-	143,703,362	-	143,703,362
U.S. Government & Agency Obligations	-	104,239,361	-	104,239,361
Purchased Put Options	1,762	-		1,762
Money Market Fund	25,077,158	-	-	25,077,158
Total	$ 25,976,785	$ 327,718,165	$ -	$ 353,694,950
Liabilities	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$ 6,354,215	$ -	$ -	$ 6,354,215
Forward Foreign Currency Exchange Contracts	-	1,358,235	-	1,358,235
Call Options Written	3,733	-	-	3,733
Total	$ 6,357,948	$ 1,358,235	$ -	$ 7,716,183

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recongnize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Princeton Futures Strategy Fund ("PFSF") with PFS Fund Limited ("PFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of PFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

PFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with PFSF's investment objectives and policies.

PFS-CFC, through its investments in managed futures programs, utilizes commodity based derivative products to facilitate PFSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, PFSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the PFSF Prospectus.

A summary of the PFSF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at June 30, 2012	% of Fund Net Assets at June 30, 2012
PFS-CFC	8/23/10	$100,948,733	23.78%

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Futures Contracts – PFS-CFC is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

As of June 30, 2012, the PFSF-CFC had the following open forward currency contracts:

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
June 30, 2012 (Unaudited)
Foreign Currency ^	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Gain/ (Loss)
To Buy:
Argentine Peso	8/23/2012	32,400,000	$ 6,721,062	$ 256,363
Brazilian Real	9/19/2012	1,000,000	491,565	12,086
Brazilian Real	8/2/2012	13,465,980	6,696,326	142,224
British Pound Sterling	7/3/2012	3,760,000	5,887,784	(746)
British Pound Sterling	7/25/2012	1,810,000	2,834,129	(26,720)
Canadian Dollar	7/13/2012	3,640,000	3,576,126	6,820
Canadian Dollar	7/12/2012	3,230,477	3,173,864	(63,767)
Chilean Peso	7/26/2012	1,870,000,000	3,716,226	(127,951)
Colombian Peso	7/17/2012	13,000,000,000	7,292,827	(50,354)
Euro	7/10/2012	1,110,000	1,404,587	2,757
Israeli New Sheqel	9/19/2012	6,000,000	1,527,528	(22,069)
Malaysian Ringgit	7/31/2012	12,300,000	3,862,661	(175,289)
Malaysian Ringgit	9/21/2012	19,767,150	6,190,777	(23,062)
New Taiwan Dollar	9/19/2012	30,000,000	1,008,245	1,946
Peruvian Nuevo Sol	7/19/2012	22,900,000	8,599,674	(86,413)
Philippine Peso	9/19/2012	20,000,000	475,919	3,105
Polish Zloty	9/19/2012	2,000,000	594,934	845
Singapore Dollar	7/13/2012	4,768	3,766	(53)
Singapore Dollar	8/3/2012	4,980,000	3,933,033	(76,629)
South Korean Won	9/19/2012	375,000,000	326,488	5,289
South Korean Won	9/21/2012	4,520,100,000	3,934,901	71,238
Swiss Franc	7/18/2012	2,101,430	2,215,711	(74,059)
Turkish Lira	8/10/2012	5,970,000	3,278,851	22,961
Turkish Lira	9/19/2012	1,500,000	817,465	5,518
Turkish Lira	9/19/2012	4,957,200	2,701,560	1,560

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
June 30, 2012 (Unaudited)
Foreign Currency ^	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Gain/ (Loss)
To Sell:
Argentine Peso	8/23/2012	32,400,000	$ 6,721,062	$ (289,300)
Brazilian Real	8/14/2012	3,820,000	1,888,310	24,177
Brazilian Real	9/19/2012	1,000,000	491,565	(16,618)
Brazilian Real	8/2/2012	16,818,980	8,356,973	(129,274)
British Pound Sterling	7/3/2012	3,760,000	5,887,784	1,296
British Pound Sterling	7/25/2012	1,810,000	2,834,129	(93,455)
Canadian Dollar	7/13/2012	3,640,000	3,576,126	(28,770)
Canadian Dollar	7/12/2012	3,230,477	3,173,864	63,767
Chilean Peso	7/26/2012	1,870,000,000	3,716,226	(27,354)
Columbian Peso	7/17/2012	13,000,000,000	7,292,827	(174,337)
Czech Koruna	9/14/2012	17,300,000	858,721	(20,685)
Danish Krone	8/29/2012	7,870,000	1,342,108	(11,727)
Indian Rupee	8/29/2012	276,000,000	4,857,844	(42,350)
Indian Rupee	9/20/2012	15,000,000	262,581	1,550
Indonesian Rupiah	7/27/2012	77,200,000,000	8,116,620	138,828
Isreali New Sheqel	8/29/2012	32,400,000	8,253,673	127,732
Isreali New Sheqel	9/19/2012	12,000,000	3,055,055	22,329
Malaysian Ringgit	9/6/2012	23,800,000	7,467,112	40,514
Malaysian Ringgit	9/21/2012	19,767,150	6,190,777	32,843
Mexican Peso	9/6/2012	50,800,000	3,783,196	(246,774)
New Taiwan Dollar	9/19/2012	90,000,000	3,024,736	(18,166)
Norwegian Krone	9/5/2012	7,890,000	1,323,027	(42,409)
Peruvian Nuevo Sol	7/19/2012	22,900,000	8,599,674	(111,276)
Polish Zloty	9/4/2012	2,610,000	777,637	(49,523)
Polish Zloty	9/19/2012	2,000,000	594,934	(21,637)
Russian Ruble	8/31/2012	58,300,000	1,778,815	(18,231)
Singapore Dollar	7/13/2012	4,768	3,766	53
Singapore Dollar	8/3/2012	4,980,000	3,933,033	3,166
South African Rand	8/16/2012	31,500,000	3,825,889	(28,696)
South Korean Won	9/19/2012	375,000,000	326,488	(7,611)
South Korean Won	9/21/2012	4,520,100,000	3,934,901	(84,567)
Swedish Krona	8/20/2012	10,100,000	1,457,656	(28,154)
Swiss Franc	7/18/2012	2,101,430	2,215,711	74,059
Swiss Franc	8/30/2012	1,730,000	1,826,361	(20,855)
Thai Baht	9/6/2012	268,000,000	8,463,603	(97,754)
Turkish Lira	8/10/2012	5,970,000	3,278,851	(82,577)
Turkish Lira	9/19/2012	829,200	451,895	(2,049)

Net Unrealized Loss on Forward Foreign Currency Exchange Contracts				$ (1,358,235)

^ All or a portion of this investment is a holding of AlphaMetrix Stratetgies Offshore Fund Ltd, a commodity trading advisor.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of June 30, 2012 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss)
Commodity contracts	$ (4,503,455)
Equity contracts	39,438
Foreign exchange contracts	(3,640,806)
Interest rate contracts	392,373
Total	$ (7,712,450)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/29/2012